LEASES (Details 1) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
2024	$ 945,167	$ 3,135,400
2025	6,500,102	2,639,884
2026	5,077,875	803,759
2027	5,029,859	584,468
2028	4,830,545	206,919
Thereafter	7,352,924	1,579,534
Total lease payments	29,736,472	8,949,964
Less: imputed interest	(15,171,555)	(3,248,548)
Present value of lease liabilities	$ 14,564,917	$ 5,701,416	$ 4,787,828